Retirement Plan (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Description Of Maximum Retirement Benefit	The maximum retirement benefit is 45 months of salary.
Description Of Contribution To Pension Fund	The Company contributes an amount equal to 2% of wages and salaries paid every month to the Fund
Defined Contribution Plan, Percentage Of Contribution, Description	The Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employee's monthly wages to the employees' individual pension fund accounts at the ROC Bureau of Labor Insurance.
Defined Contribution Plan, Cost Recognized	$ 1,844	$ 1,801	$ 1,507
Pension Contributions	130
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax	1,008	1,241	668
Defined Benefit Plan, Accumulated Benefit Obligation	887	687
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	33
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	220
Subsequent Event [Member]
Defined Benefit Plan, Amortization of Net Gains (Losses)	57
Employee Social Security Plan [Member]
Defined Contribution Plan, Cost Recognized	606	517	335
ROC Bureau Of Labor Insurance [Member]
Pension Contributions	$ 2,139